EQUITY	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
EQUITY

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

As of March 31, 2021, the Company had 28,257,467 shares of common stock issued and outstanding, held by 137 stockholders of record. The number of stockholders, including beneficial owners holding shares through nominee names, is approximately 2,300. Each share of common stock entitles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted.  Stockholders do not have any preemptive rights to acquire additional securities issued by the Company.  As of March 31, 2021, there were options outstanding for the purchase of 14,786,995 common shares (including unearned stock option grants totaling 11,775,745 shares related to performance targets), warrants for the purchase of 23,440,456 common shares, and 8,108,356 shares of the Company’s common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 21,049,264 common shares (9,020,264 common shares at the current price of $0.25 per share, 4,924,500 common shares at the current price of $1.00 per share and 7,104,500 common shares at the current price of $2.00 per share) reserved and are issuable upon conversion of convertible debentures of $19,133,500. All of which could potentially dilute future earnings per share but are excluded from the March 31, 2021 calculation of net loss per share because their impact is antidilutive.

Voting Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On March 31, 2021 and September 30, 2020 there are 1,785,715 Series C Preferred shares outstanding. On January 5, 2021, the Company extended the warrant expiration date to August 4, 2023.

As of March 31, 2021 and September 30, 2020, the Company has $750,000 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of March 31, 2021 and September 30, 2020, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

In the future, if the company sells its common stock at a price below $0.25 per share, the exercise price of 8,108,356 outstanding shares of Series C and D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of Convertible Notes Payable of $19,133,500 or 21,049,264 common shares (9,020,264 common shares at $0.25 per share, 4,924,500 common shares at $1.00 per share and 7,104,500 at $2.40) and the exercise price of additional outstanding warrants to purchase 10,584,381 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 4,599,707 would adjust below $1.20 per share pursuant to the documents governing such instruments. Warrants totaling 4,044,340 would adjust below $2.40 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

The following equity issuances occurred during the six months ended March 31, 2021:

The Company issued 772,700 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2020. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on October 17, 2020.

We issued 2,583,393 shares of common stock at an average price of $0.493 per share related to the exercise of warrants.

We issued 97,000 shares related to services. The shares were valued at the fair market value of $202,820.

Warrants to Purchase Common Stock

The following warrant transactions occurred during the six months ended March 31, 2021:

The Company issued warrant to Ronald P. Erickson for 2,000,000 shares of common stock. The five year warrant is exercisable on a cash or cashless at $1.53 per share and was valued using a Black-Scholes model at $1,811,691.

During January 2021, the Company issued warrants to five directors and service providers for 181,610 shares of common stock. The five year warrant is convertible at $2.00 per share and was valued using a Black-Scholes model at $382,566.

The Convertible Notes issued during the six months ended March 31, 2021 are initially convertible into 7,104,500 shares of Common Stock, subject to certain adjustments, and the Warrants are initially exercisable for 3,552,250 shares of Common Stock.

The fair value of the Warrants issued to debt holders during the six months ended March 31, 2021 was $4,439,317 on the date of issuance and were amortized over the one-year term of the Convertible Notes.

In connection with the convertible debt offering during the six months ended March 31, 2021, the placement agent for the Convertible Notes and the Warrants received a cash fee of $727,117 and warrants to purchase 492,090 shares of the Company’s common stock, all based on 2-8% of gross proceeds to the Company. The warrants issued for these services had a fair value of $1,667,281 at the date of issuance. The fair value of the warrants was recorded as debt discount (with an offset to APIC) and will be amortized over the one-year term of the Convertible Notes. The $727,117 cash fee was recorded as issuance costs and will be amortized over the one-year term of the related Convertible Notes.

We issued 2,583,393 shares of common stock at an average price of $0.493 per share related to the exercise of warrants. Warrants to exercise 229,853 shares of common stock were forfeited at an average of $.417 per share.

A summary of the warrants outstanding as of March 31, 2021 were as follows:

	March 31, 2021
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	20,016,367	$0.556
Issued	6,237,335	2.100
Exercised	(2,583,393)	(0.493)
Forfeited	(229,853)	(0.417)
Expired	-	-
Outstanding at end of period	23,440,456	$0.974
Exercisable at end of period	23,440,456

The following table summarizes information about warrants outstanding and exercisable as of March 31, 2021:

	March 31, 2021
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exercisable	Price
11,029,381	1.75	$0.250	11,029,381	$0.250
714,286	0.33	0.700	714,286	0.700
847,742	0.62	1.000	847,742	1.000
6,624,707	3.88	1.20-1.85	6,624,707	1.20-1.85
4,214,340	2.86	2.00-2.40	4,214,340	2.00-2.40
10,000	2.25	4.080	10,000	4.080
23,440,456	2.95	$0.974	23,440,456	$0.974

The significant weighted average assumptions relating to the valuation of the Company’s warrants issued during the six months ended March 31, 2021 were as follows:

Dividend yield	0%
Expected life	3 years
Expected volatility	140%-169%
Risk free interest rate	0.4%

There were vested warrants of 23,440,456 with an aggregate intrinsic value of $52,105,394.

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

Authorized Capital Stock

The Company authorized 105,000,000 shares of capital stock, of which 100,000,000 are shares of voting common stock, par value $0.001 per share, and 5,000,000 are shares preferred stock, par value $0.001 per share.

As of September 30, 2020, the Company had 24,804,874 shares of common stock issued and outstanding, held by 123 stockholders of record. The number of stockholders, including beneficial owners holding shares through nominee names, is approximately 2,300. Each share of common stock entitles its holder to one vote on each matter submitted to the stockholders for a vote, and no cumulative voting for directors is permitted.  Stockholders do not have any preemptive rights to acquire additional securities issued by the Company.  As of September 30, 2020, there were options outstanding for the purchase of 4,805,000 common shares (including unearned stock option grants totaling 2,630,000 shares related to performance targets), warrants for the purchase of 20,016,367 common shares, and 8,108,356 shares of the Company’s common stock issuable upon the conversion of Series C and Series D Convertible Preferred Stock. In addition, the Company currently has 14,659,764 common shares (9,020,264 common shares at the current price of $0.25 per share and 5,639,500 common shares at the current price of $1.00 per share) and are issuable upon conversion of convertible debentures of $7,894,566. All of which could potentially dilute future earnings per share.

Voting Preferred Stock

The Company is authorized to issue up to 5,000,000 shares of preferred stock with a par value of $0.001.

Series A Preferred Stock

There are 23,334 shares of Series A Preferred shares authorized. Series A Preferred is entitled to the number of votes equal to the number of whole shares of common stock into which the shares of Series A Preferred held by such holder are then convertible as of the applicable record date. The Series A Preferred was not be redeemable without the consent of the holder.

On January 29, 2019, a holder of Series A Preferred Stock converted 20,000 shares into 80,000 shares of common stock. There are no Series A Preferred Stock outstanding as of January 29, 2019.

On December 14, 2020, the Company cancelled the Certificate of Designations for the Series A Preferred Stock.

Series C and D Preferred Stock and Warrants

On August 5, 2016, the Company closed a Series C Preferred Stock and Warrant Purchase Agreement with Clayton A. Struve, an accredited investor for the purchase of $1,250,000 of preferred stock with a conversion price of $0.70 per share. The preferred stock has a yield of 8% and an ownership blocker of 4.99%. In addition, Mr. Struve received a five-year warrant to acquire 1,785,714 shares of common stock at $0.70 per share. On August 14, 2017, the price of the Series C Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments. On September 30, 2020 and September 30, 2019 there are 1,785,715 Series C Preferred shares outstanding.

As of September 30, 2020, and September 30, 2019, the Company has 1,016,014 of Series D Preferred Stock outstanding with Clayton A. Struve, an accredited investor. On August 14, 2017, the price of the Series D Stock were adjusted to $0.25 per share pursuant to the documents governing such instruments.

The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% The Series D Preferred Stock is convertible into shares of common stock at a price of $0.25 per share or by multiplying the number of Series D Preferred Stock shares by the stated value and dividing by the conversion price then in effect, subject to certain diluted events, and has the right to vote the number of shares of common stock the Series D Preferred Stock would be issuable on conversion, subject to a 4.99% blocker. The Preferred Series D has an annual yield of 8% if and when dividends are declared.

Series F Preferred Stock

On August 1, 2018, the Company filed with the State of Nevada a Certificate of Designation establishing the Designations, Preferences, Limitations and Relative Rights of Series F Preferred Stock. The Designation authorized 500 shares of Series F Preferred Stock. The Series F Preferred Stock shall only be issued to the current Board of Directors on the date of the Designation’s filing and is not convertible into common stock. As set forth in the Designation, the Series F Preferred Stock has no rights to dividends or liquidation preference and carries rights to vote 100,000 shares of common stock per share of Series F upon a Trigger Event, as defined in the Designation. A Trigger Event includes certain unsolicited bids, tender offers, proxy contests, and significant share purchases, all as described in the Designation. Unless and until a Trigger Event, the Series F shall have no right to vote. The Series F Preferred Stock shall remain issued and outstanding until the date which is 731 days after the issuance of Series F Preferred Stock (“Explosion Date”), unless a Trigger Event occurs, in which case the Explosion Date shall be extended by 183 days. As of September 30, 2020 and September 30, 2019, there are no Series F shares outstanding.

Securities Subject to Price Adjustments

In the future, if the Company sells its common stock at a price below $0.25 per share, the exercise price of 8,108,356 outstanding shares of Series C and D Preferred Stock that adjust below $0.25 per share pursuant to the documents governing such instruments. In addition, the conversion price of Convertible Notes Payable of $7,894,566 or 14,659,764 common shares (9,020,264 common shares at the current price of $0.25 per share and 5,639,500 common shares at the current price of $1.00 per share) and the exercise price of additional outstanding warrants to purchase 12,588,286 shares of common stock would adjust below $0.25 per share pursuant to the documents governing such instruments. Warrants totaling 5,191,636 would adjust below $1.20 per share pursuant to the documents governing such instruments.

Common Stock

All of the offerings and sales described below were deemed to be exempt under Rule 506 of Regulation D and/or Section 4(a)(2) of the Securities Act. No advertising or general solicitation was employed in offering the securities, the offerings and sales were made to a limited number of persons, all of whom were accredited investors and transfer was restricted by the company in accordance with the requirements of Regulation D and the Securities Act. All issuances to accredited and non-accredited investors were structured to comply with the requirements of the safe harbor afforded by Rule 506 of Regulation D, including limiting the number of non-accredited investors to no more than 35 investors who have sufficient knowledge and experience in financial and business matters to make them capable of evaluating the merits and risks of an investment in our securities.

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants. The stock option grant had an exercise price of $0.25 per share.

During the year ended September 30, 2020, the Company issued 550,000 shares of restricted common stock for services. The shares were issued were valued at $1.90 per share, the market price of our common stock, or $1,045,000.

During the year ended September 30, 2020, the Company issued 4,581,917 shares of common stock related to the automatic conversion of Convertible Notes and interest from a private placement to accredited investors in 2019. The Convertible Notes and interested were automatically converted to Common Stock at $1.00 per share on the one year anniversary starting on February 15, 2020.

During the year ended September 30, 2020, the Company issued 733,588 shares of common stock at $0.889 per share related to the exercise of warrants.

On July 1, 2020, the Company entered into a Settlement Agreement and General Mutual Release with a shareholder of the Company. On July 6, 2020, the shareholder paid $125,000 us and we issued 500,000 shares of common stock. We accrued for the loss on debt settlement of $825,000 as of June 30, 2020 which represents the difference between the fair market value of the stock and $125,000 paid by the shareholder.

The following equity issuances occurred during the year ended September 30, 2019:

During the year ended September 30, 2019, the Company issued 509,656 shares of common stock at $0.25 per share to consultants and investors related to the cashless exercise of warrants.

During the year ended September 30, 2019, the Company issued 145,000 shares of common stock for services provided by two consultants. The common stock was valued at the daily trading price of totaling $246,900 or $1.703 per share.

On January 2, 2019, the Company issued 100,000 shares of common stock for services provided to Ronald P. Erickson. The shares were valued at $102,000 or $1.02 per share.

On January 29, 2019, a holder of Series A Preferred Stock converted 20,000 shares into 80,000 shares of common stock.

Warrants to Purchase Common Stock

The following warrant transactions occurred during the year ended September 30, 2020:

During the year ended September 30, 2020, the Company issued 733,588 shares of common stock at $0.952 per share and cancelled warrants to purchase 507,560 shares of common stock at $$1.120 per share to related to the exercise of warrants.

During the year ended September 30, 2020, the Company issued 75,000 shares of common stock at $1.95 per share. The warrant was valued at $1.770 per share.

Convertible Debt Offering Warrants

The Warrants issued for the 2020 convertible Debt Offering were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

Warrants issued in connection with 2020 convertible debt offering are initially exercisable for 2,819,750 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the 2020 convertible debt offering, the placement agent for the Convertible Notes and the Warrants received warrants to 615,675 shares of the Company’s common stock, all based on 8% of gross proceeds to the Company.

The following warrants were issued during the year ended September 30, 2019:

The Company cancelled warrants to purchase 70,011 shares of common stock at $3.08 per share to consultants and investors related to the cashless exercise of warrants or expiration of warrants.

The Company issued warrants to purchase 70,000 shares of common stock at $1.61 to $2.72 per share to three consultants. The warrants were valued at $30,325 or $1.989 per share. The warrants expire during the first quarter of 2024.

The Company increased warrants by 120,000 shares at $0.25 per shares related to the June 28, 2019 exercise of warrants by a holder of Series A Preferred Stock.

Private Placement Warrants

The Warrants issued for the private placements discussed above were granted on a 1:0.5 basis (one-half Warrant for each full share of Common Stock into which the Convertible Notes are convertible). The Warrants have a five-year term and an exercise price equal to 120% of the per share conversion price of the Qualified Financing or other mandatory conversion.

Warrants are initially exercisable for 2,121,258 shares of Common Stock at an exercise price of $1.20 per share of Common Stock, also subject to certain adjustments.

In connection with the private placement, the placement agent for the Convertible Notes and the Warrants received warrants to purchase 542,102 shares of the Company’s common stock, all based on 8-10% of gross proceeds to the Company.

A summary of the warrants outstanding as of September 30, 2020 were as follows:

	September 30, 2020
		Weighted
		Average
		Exercise
	Shares	Price
Outstanding at beginning of period	17,747,090	$0.455
Issued	3,510,425	1.216
Exercised	(733,588)	(0.952)
Forfeited	(507,560)	(1.120)
Expired	-	-
Outstanding at end of period	20,016,367	$0.556
Exerciseable at end of period	20,016,367

The following table summarizes information about warrants outstanding and exercisable as of September 30, 2020:

September 30, 2020
	Weighted	Weighted		Weighted
	Average	Average		Average
Number of	Remaining	Exercise	Shares	Exercise
Warrants	Life ( In Years)	Price	Exerciseable	Price
13,133,286	1.76	$0.250	13,133,286	$0.250
714,286	0.83	0.700	714,286	0.700
882,159	1.12	1.000	882,159	1.000
5,191,636	4.12	1.20-1.50	5,191,636	1.20-1.50
95,000	4.19	2.00-4.08	95,000	2.34-4.08

20,016,367	3.04	$0.556	20,016,367	$0.556

The significant weighted average assumptions relating to the valuation of the Company’s warrants for the year ended September 30, 2020 were as follows:

Assumptions
Dividend yield	0%
Expected life	5 years
Expected volatility	176%-177%
Risk free interest rate	1.51%-1.71%

There were vested and in the money warrants of 19,996,367 with an aggregate intrinsic value of $35,329,983.